Shareholder Report, Holdings (Details)	May 31, 2026
C000228450 [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000228450 [Member] | Intel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000228450 [Member] | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000228450 [Member] | International Business Machines Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000228450 [Member] | Dell Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000228450 [Member] | QUALCOMM, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000228450 [Member] | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000228450 [Member] | Alphabet, Inc. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000228450 [Member] | Merck & Co, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000228450 [Member] | AT&T, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000228450 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000228450 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000228450 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000228450 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000228450 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000228450 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000228450 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000228450 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000228450 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000228450 [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228450 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000252239 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000252239 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000252239 [Member] | L'Oreal SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000252239 [Member] | Siemens AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000252239 [Member] | Toyota Motor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000252239 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000252239 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000252239 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000252239 [Member] | Sanofi SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000252239 [Member] | Sony Group Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000252239 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000252239 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000252239 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000252239 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000252239 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000252239 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000252239 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000252239 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000252239 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000252239 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	1.70%